Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Details of Personnel Expenses

Details of personnel expenses for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of won)
	2015		2016	2017
Salaries and wages	~~W~~	2,468,767	2,418,869	2,704,217
Other employee benefits		450,651	459,730	483,704
Contributions to National Pension plan		66,191	69,588	73,061
Expenses related to defined benefit plan		199,033	220,962	198,241

	~~W~~	3,184,642	3,169,149	3,459,223